SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share:
Dilutive shares	2,002,237	719,603	2,634,333
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities (in shares)	2,002,000		2,634,000
Calculation of dilutive shares used in calculation diluted earnings per share
Shares used in computation of basic earnings per share	48,513,000	51,491,000	45,686,000
Total dilutive effect of outstanding stock awards (in shares)		150,000
Weighted average shares outstanding-Diluted	48,513,000	51,641,000	45,686,000
Authorized share capital (in shares)	250,000,000	250,000,000
Par value of shares (in dollars per share)	$ 0.00375	$ 0.00375
Anti-dilutive stock options and awards/units outstanding
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities (in shares)	2,002,000		2,634,000